Leasing Arrangements - Schedule of Supplemental Cash Flow Related Leases Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating cash flows used for operating leases	$ 59	$ 54	$ 175	$ 164	$ 220
Financing cash flows used for finance leases	$ 43	$ 11	$ 66	$ 36	$ 72	$ 43